EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2012	2013	2014
	(EUR in millions)
Equity method investments	188	152	160
Revenue	176	137	247
Gross profit	74	79	67
Net earnings	29	2	8
Group’s equity in net earnings	15	(1)	8
Dividends received by the Group	2	30	6
Balance Sheet data as at December 31
Current assets	222	516	198
Non-current assets	301	238	242
Current liabilities	101	429	96
Non-current liabilities	250	192	204
Net assets	171	133	140
Group’s equity in net assets	79	57	61